CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash	$ 2,990,014	$ 1,227,654
Accounts receivable, net (note 1)	1,408,266	1,869,268
Prepaid insurance	132,045	110,829
Related Party Receivable (note 3)
Total Current Assets	4,530,325	3,207,751
Other Non-Current Assets
Fixed assets, net depreciation (note 4)	288,477	298,806
Operating Lease	302,695	302,695
Total Non-Current Assets	591,172	601,501
Total Assets	5,121,497	3,809,252
Current Liabilities
Accounts payable	1,172,116	761,515
Accrued Interest Due (note 6)	91,635	49,035
Accrued Payroll	732,364	737,143
Payroll liability - Pension (note 5)	345,140	453,965
Current portion of notes payable (note 6)	719,563	719,563
Total Current Liabilities	3,060,818	2,721,221
Long Term Liabilities
Long term portion of notes payable (note 6)	2,746,075	2,782,784
Operating Lease	294,387	294,387
Total Liabilities	6,101,280	5,798,393
Stockholders’ equity
Common stock, $.001 par value, 94,471,302 shares issued and outstanding at June 30, 2023 and 2022	158,346	158,346
Retained (deficit)	(1,138,129)	(2,147,486)
Total Stockholders’ Equity	(979,783)	(1,989,140)
Total Liabilities and Stockholders’ Equity	$ 5,121,497	$ 3,809,252